Financial assets and liabilities - Summary of Carrying Amount of Financial Liabilities (Details) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Advance by suppliers with financial institutions	R$ 4,097,502	R$ 5,187,849
Finance costs	R$ 8,949,615	7,637,116	R$ 11,337,430
Top of range [member]
Disclosure of financial liabilities [line items]
Advance receivables payment period	90 days
Comgas [member]
Disclosure of financial liabilities [line items]
Receivables in advance from suppliers to financial institutions	R$ 84,105	132,999
Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Finance costs	R$ 45,281	R$ 48,275
Other financial liabilities [member] | Rumo S.A. [member]
Disclosure of financial liabilities [line items]
Average rate	14.13%	11.05%
Average payment term to suppliers	45 days
Other financial liabilities [member] | Rumo S.A. [member] | Reverse factoring [member]
Disclosure of financial liabilities [line items]
Average payment term to suppliers	48 days	35 days